Fair Value of Financial Assets and Liabilities (Details) - Schedule of offsetting of financial assets and liabilities - CLP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule of offsetting of financial assets and liabilities [Abstract]
Gross amount	$ 2,983,298	$ 2,618,004
Amounts offset
Net amounts reported on the balance sheet	2,983,298	2,618,004
Financial Instruments	(2,042,009)	(2,258,554)
Financial Collateral	(327,840)	(85,614)
Net amount	613,449	273,836
Gross amount	2,773,476	2,841,653
Amounts offset
Net amounts reported on the balance sheet	2,773,476	2,841,653
Financial Instruments	(2,042,009)	(2,258,554)
Financial Collateral	(275,191)	(218,329)
Net amount	$ 456,276	$ 364,770